Commitments and Contingencies - Additional Information - Statoil (Detail)	1 Months Ended	12 Months Ended
	May 31, 2013 USD ($) ExtensionOption	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments		$ 25,187,000	$ 34,027,000
Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Percentage of currently owned interest	67.00%
Expected cost of project	$ 328,000,000
Prepaid Expense		248,900,000
Payments due in 2017		$ 78,900,000
Operating lease arrangement period, lessor (in years)		3 years
Number of extension options | ExtensionOption	12
Additional term of contract		1 year
Randgrid shuttle tanker [Member] | Long-term Debt Financing Secured in December 2015 [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount			$ 230,000,000
Unused borrowing capacity		$ 33,500,000